BANK BORROWINGS (Schedule of Short and Long-Term Loans) (Details) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
BANK BORROWINGS [Abstract]
Guaranteed	$ 73,055	442,255	271,782
Guaranteed and secured	52,282	316,504	76,450
Unsecured	154	930	17,042
Total	$ 125,491	759,689	365,274